Condensed Statements of Operations - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 05, 2019	Dec. 31, 2019	Dec. 31, 2020
Other Income (Expense)
INCOME TAX BENEFIT (EXPENSE)			$ (698,303)
Successor [Member]
Product sales, net		$ 34,668,112	55,133,653
Cost of goods sold		28,596,129	47,878,541
Gross profit		6,071,983	7,255,112
Operating Expenses
Personnel		2,909,751	6,565,380
Advertising		1,996,507	4,865,361
Bank and credit card fees		870,877	1,806,620
Depreciation and amortization		271,036	549,712
General and administrative		4,728,571	7,900,566
Total Operating Expenses		10,776,742	21,687,639
LOSS FROM OPERATIONS		(4,704,759)	(14,432,527)
Other Income (Expense)
Interest income			2,479
Financing costs – amortization of debt discount		(520,160)	(762,911)
Adjustment in value of contingency		32,246	(138,922)
Interest expense		(785,411)	(870,847)
Loss on extinguishment of debt			(1,756,095)
Write-off of acquisition receivable			(809,000)
Change in fair value of warrant liability		106,900	(2,127,656)
Other income		15,010	25,945
Total Other Income (Expense)		(1,151,415)	(6,437,007)
NET LOSS BEFORE INCOME TAXES		(5,856,174)	(20,869,534)
INCOME TAX BENEFIT (EXPENSE)		698,303	(698,303)
NET LOSS		$ (5,157,871)	$ (21,567,837)
LOSS PER COMMON SHARE – BASIC AND DILUTED		$ (1.03)	$ (3.95)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED		5,000,000	5,463,603
Predecessor [Member]
Product sales, net	$ 12,946,901
Cost of goods sold	11,004,842
Gross profit	1,942,059
Operating Expenses
Personnel	913,919
Advertising	714,276
Bank and credit card fees	329,247
Depreciation and amortization	9,675
General and administrative	451,214
Total Operating Expenses	2,418,331
LOSS FROM OPERATIONS	(476,272)
Other Income (Expense)
Interest income	23,807
Financing costs – amortization of debt discount
Adjustment in value of contingency
Interest expense
Loss on extinguishment of debt
Write-off of acquisition receivable
Change in fair value of warrant liability
Other income	7,200
Total Other Income (Expense)	31,007
NET LOSS BEFORE INCOME TAXES	(445,265)
INCOME TAX BENEFIT (EXPENSE)
NET LOSS	$ (445,265)
LOSS PER COMMON SHARE – BASIC AND DILUTED	$ (63.61)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED	7,000